Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥) ¥ / shares	USD ($) $ / shares
Dividends declared, amount	¥ (595,779)
Class A Ordinary Shares [Member]
Dividends declared per share | (per share)	¥ 5.08	$ 0.76
Class A Ordinary Shares [Member] | Ordinary shares
Dividends declared, amount	¥ 595,779	$ 91,570